UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number – (360) 734-9900

Date of fiscal year end: May 31, 2016
Date of reporting period: February 29, 2016

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks — 97.6%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike	760,000	$46,808,400	3.8%

Auto Parts
Johnson Controls	500,000	18,230,000	1.5%

Automotive Wholesalers
Genuine Parts	400,000	36,060,000	3.0%

Home Improvement
Stanley Black & Decker	100,000	9,401,000	0.8%

		110,499,400	9.1%

Consumer Staples

Beverages
PepsiCo	250,000	24,455,000	2.0%

Household Products
Colgate-Palmolive	600,000	39,384,000	3.3%
Kimberly-Clark	300,000	39,090,000	3.2%
Procter & Gamble	150,000	12,043,500	1.0%
Unilever ADS	325,000	13,916,500	1.1%
		104,434,000	8.6%

Packaged Food
General Mills	600,000	35,310,000	2.9%
JM Smucker	230,000	29,341,100	2.4%
McCormick & Co	300,000	27,978,000	2.3%
		92,629,100	7.6%

		221,518,100	18.2%

Energy

Refining & Marketing
Phillips 66	210,000	16,671,900	1.4%

		16,671,900	1.4%

Health Care

Health Care Supplies
Becton, Dickinson & Co.	150,000	22,117,500	1.8%

Large Pharma
AbbVie	350,000	19,113,500	1.6%
Bristol-Myers Squibb	650,000	40,254,500	3.3%
Eli Lilly	620,000	44,640,000	3.7%
GlaxoSmithKline ADS	400,000	15,468,000	1.3%
Johnson & Johnson	180,000	18,937,800	1.6%
Novartis ADS	450,000	31,999,500	2.6%
Pfizer	1,150,000	34,120,500	2.8%
		204,533,800	16.9%

Life Science Equipment
Abbott Laboratories	350,000	13,559,000	1.1%

		240,210,300	19.8%

Industrials

Aircraft & Parts
United Technologies	250,000	24,155,000	2.0%

Commercial & Residential Building Equipment & Systems
Honeywell International	400,000	40,540,000	3.3%

Courier Services
United Parcel Service	300,000	28,965,000	2.4%

Flow Control Equipment
Parker Hannifin	275,000	27,830,000	2.3%

Industrial Automation Controls
Emerson Electric	390,000	19,043,700	1.6%

Industrial Distribution & Rental
W.W. Grainger	80,000	17,352,000	1.4%

Industrial Machinery
Illinois Tool Works	500,000	47,125,000	3.9%

Measurement Instruments
Rockwell Automation	325,000	33,829,250	2.8%

Rail Freight
Canadian National Railway	534,000	30,918,600	2.6%

		269,758,550	22.3%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	192,400	3,259,256	0.3%

Basic & Diversified Chemicals
Air Products & Chemicals	225,000	29,805,750	2.5%
Methanex	300,000	9,501,000	0.8%
Praxair	220,000	22,393,800	1.8%
		61,700,550	5.1%

Containers & Packaging
3M	260,000	40,786,200	3.4%

Non-Wood Building Materials
Carlisle	330,000	29,752,800	2.4%

Specialty Chemicals
E.I. du Pont de Nemours	500,000	30,435,000	2.5%
PPG Industries	400,000	38,612,000	3.2%
RPM International	180,000	7,353,000	0.6%
		76,400,000	6.3%

		211,898,806	17.5%

Technology

Infrastructure Software
Microsoft	750,000	38,160,000	3.1%

Semiconductor Devices
Intel	700,000	20,713,000	1.7%
Microchip Technology	600,000	26,694,000	2.2%
		47,407,000	3.9%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	850,048	20,018,630	1.7%

		105,585,630	8.7%

Utilities

Utility Networks
National Fuel Gas	170,000	7,765,600	0.6%

		7,765,600	0.6%

Total investments	(Cost = $617,814,762)	1,183,908,286	97.6%
Other assets (net of liabilities)		28,683,183	2.4%
Total net assets		$1,212,591,469	100.0%
ADS: American Depositary Share ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks — 97.9%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	55,000	$39,447,100	2.4%

		39,447,100	2.4%

Consumer Discretionary

Auto Parts
Gentex	800,000	11,648,000	0.7%

Automotive Wholesalers
Genuine Parts	100,000	9,015,000	0.6%

Home & Office Product Wholesalers
Fastenal	600,000	27,174,000	1.6%

Home Products Stores
Lowe's	790,000	53,348,700	3.2%

Specialty Apparel Stores
TJX Companies	800,000	59,280,000	3.6%

		160,465,700	9.7%

Consumer Staples

Beverages
PepsiCo	400,000	39,128,000	2.4%

Household Products
Church & Dwight	800,000	72,608,000	4.4%
Clorox	290,000	36,661,800	2.2%
Estee Lauder	640,000	58,451,200	3.5%
		167,721,000	10.1%

		206,849,000	12.5%

Health Care

Biotech
Amgen	532,440	75,755,563	4.6%
Celgene¹	200,000	20,166,000	1.2%
		95,921,563	5.8%

Health Care Services
VCA Antech¹	620,000	31,638,600	1.9%

Health Care Supply Chain
Express Scripts Holding¹	650,000	45,747,000	2.8%

Large Pharma
Eli Lilly	650,000	46,800,000	2.8%
Johnson & Johnson	420,000	44,188,200	2.7%
Novartis ADS	550,000	39,110,500	2.4%
Novo Nordisk ADS	1,100,000	56,540,000	3.4%
		186,638,700	11.3%

Life Science Equipment
Agilent Technologies	900,000	33,615,000	2.0%

Medical Devices
Stryker	300,000	29,964,000	1.8%

Medical Equipment
Dentsply International	275,000	16,764,000	1.0%

		440,288,863	26.6%

Industrials

Aircraft & Parts
Harris	390,000	30,427,800	1.8%

Building Sub Contractors
EMCOR Group	700,000	32,109,000	1.9%

Measurement Instruments
Keysight Technologies¹	450,000	11,740,500	0.7%
Trimble Navigation¹	1,700,000	39,542,000	2.4%
		51,282,500	3.1%

Metalworking Machinery
Lincoln Electric	400,000	21,828,000	1.3%

Rail Freight
Norfolk Southern	380,000	27,804,600	1.7%
Union Pacific	392,654	30,964,695	1.9%
		58,769,295	3.6%

		194,416,595	11.7%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	731,260	12,387,544	0.7%

		12,387,544	0.7%

Technology

Application Software
Adobe Systems¹	900,000	76,635,000	4.6%
Intuit	764,000	73,832,960	4.5%
SAP ADS	316,379	23,835,994	1.4%
		174,303,954	10.5%

Communications Equipment
Apple	700,000	67,683,000	4.1%
Cisco Systems	1,800,000	47,124,000	2.8%
		114,807,000	6.9%

Information Services
Gartner¹	250,000	20,600,000	1.2%

Infrastructure Software
Akamai Technologies¹	650,000	35,080,500	2.1%
Oracle	650,000	23,907,000	1.5%
		58,987,500	3.6%

IT Services
Convergys	511,033	13,174,431	0.8%
Infosys ADS	1,600,000	26,912,000	1.6%
		40,086,431	2.4%
Semiconductor Devices
Qualcomm	800,000	40,632,000	2.5%
SanDisk	370,000	26,736,200	1.6%
Xilinx	600,000	28,332,000	1.7%
		95,700,200	5.8%

Semiconductor Manufacturing
ASML	385,000	35,042,700	2.1%
Taiwan Semiconductor ADS	1,243,297	29,279,644	1.8%
		64,322,344	3.9%

		568,807,429	34.3%

Total investments	(Cost = $742,247,683)	1,622,662,231	97.9%
Other assets (net of liabilities)		34,153,392	2.1%
Total net assets		$1,656,815,623	100.0%
¹ Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks — 82.9%	Number of Shares	Market Value	Country¹	Percentage of Assets
Communications

Internet Media
Baidu ADS²	3,500	$606,970	China³	2.6%

Telecom Carriers
Advanced Info Service	79,000	377,491	Thailand	1.6%
China Mobile ADS	9,000	481,410	China	2.1%
Telekomunikasi Indonesia ADS	15,000	735,750	Indonesia	3.1%
Telenor	10,000	149,029	Malaysia³	0.6%
		1,743,680		7.4%

		2,350,650		10.0%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Samsonite International	259,800	756,506	Hong Kong³	3.2%
VF Corp	12,000	781,320	United States	3.3%
		1,537,826		6.5%

Automobiles
Ford Otomotiv Sanayi	40,000	471,134	Turkey	2.0%

E-Commerce Discretionary
MercadoLibre	7,000	712,320	Brazil³	3.0%

Jewelry & Watch Stores
Pandora A/S	4,000	504,360	Denmark	2.2%

		3,225,640		13.7%

Consumer Staples

Food & Drug Stores
Clicks Group	98,000	575,199	South Africa	2.5%

Household Products
Colgate-Palmolive	8,000	525,120	United States	2.2%
Kimberly-Clark de Mexico	210,000	461,004	Mexico	2.0%
Unilever ADS	14,700	629,454	United Kingdom	2.7%
		1,615,578		6.9%
Packaged Food
Danone ADS	37,000	515,040	France	2.2%
Indofood CBP Sukses Makmur	250,000	294,131	Indonesia	1.2%
Mead Johnson Nutrition	6,000	442,560	United States	1.9%
		1,251,731		5.3%

		3,442,508		14.7%

Energy

Exploration & Production
CNOOC ADS	3,300	346,830	China	1.5%

Midstream-Oil & Gas
Petronas Gas	70,000	366,310	Malaysia	1.5%

		713,140		3.0%

Financials

Islamic Banking
BIMB Holdings	531,000	454,697	Malaysia	1.9%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	700,263	Philippines	3.0%

		1,154,960		4.9%

Health Care

Generic Pharma
Aspen Pharmacare	28,000	497,457	South Africa	2.1%
Dr. Reddy's Laboraties ADR	12,000	527,760	India	2.3%
		1,025,217		4.4%

Health Care Facilities
Bangkok Dusit Medical Services	1,250,000	757,306	Thailand	3.2%
IHH Healthcare	300,000	456,149	Malaysia	2.0%
KPJ Healthcare	633,998	657,442	Malaysia	2.8%
		1,870,897		8.0%

Life Science Equipment
Abbott Laboratories	12,000	464,880	United States	2.0%

Medical Devices
Mindray Medical International ADS	13,000	361,400	China³	1.5%

Specialty Pharma
Genomma Lab Internacional²	273,500	177,707	Mexico	0.7%
Kalbe Farma	4,500,000	437,706	Indonesia	1.9%
		615,413		2.6%

		4,337,807		18.5%

Industrials

Agricultural Machinery
Turk Traktor ve Ziraat Makineleri	18,000	478,625	Turkey	2.0%

Rail Freight
Kansas City Southern Industries	6,500	531,115	United States	2.3%

		1,009,740		4.3%

Technology

Application Software
Tencent Holdings ADR	26,000	477,100	China	2.0%

Computer Hardware & Storage
Lenovo Group Ltd.	400,000	333,423	China	1.4%

IT Services
Infosys ADS	28,000	470,960	India	2.0%

		1,281,483		5.4%

Utilities

Power Generation
Aboitiz Power	815,000	735,727	Philippines	3.1%
Manila Electric	80,000	546,822	Philippines	2.4%
		1,282,549		5.5%

Utility Networks
Enersis ADS	10,000	126,400	Chile	0.5%
Hong Kong & China Gas	317,000	557,249	China	2.4%
		683,649		2.9%

		1,966,198		8.4%

Total Common Stock		19,482,126		82.9%

Warrants — 0.0%	Number of Shares	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	$5,232	Malaysia	0%[4]

		5,232		0%

Total Warrants		5,232		0.0%

Total investments	(Cost = $19,151,658)	19,487,358		82.9%
Other assets (net of liabilities)		4,006,660		17.1%
Total assets		$23,494,018		100.0%
¹ Country of domicile unless otherwise indicated
² Non-Income producing security
³ Denotes a country or region of primary exposure
[4] Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk — 41.9%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Energy

Petronas Global Sukuk²	2.707% due 03/18/2020	$750,000	$746,435	Malaysia	5.7%

		750,000	746,435		5.7%

Financials

DIB Sukuk Ltd³	2.921% due 06/03/2020	750,000	737,812	United Arab Emirates	5.6%
Noor Sukuk Co Ltd³	2.788% due 04/28/2020	500,000	484,257	United Arab Emirates	3.7%
QIB Sukuk Ltd³	2.754% due 10/27/2020	500,000	494,750	Qatar	3.7%
Sukuk Funding No3 Ltd³	4.348% due 12/03/2018	750,000	773,438	United Arab Emirates	5.8%
Tamweel Funding Ltd³	5.154% due 01/18/2017	500,000	510,625	United Arab Emirates	3.9%
TF Varlik Kiralama As³	5.375% due 04/24/2019	500,000	513,625	Turkey	3.9%

		3,500,000	3,514,507		26.6%

Industrials

DP World Sukuk Ltd²	6.25% due 07/02/2017	500,000	523,500	United Arab Emirates	4.0%

		500,000	523,500		4.0%

Utilities

Saudi Electric Global Sukuk²	4.00% due 04/08/2024	750,000	744,525	Saudi Arabia	5.6%

		750,000	744,525		5.6%

Total Corporate Sukuk		5,500,000	5,528,967		41.9%

Government Sukuk — 26.4%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Sukuk

Hazine Mustesarligi Varlik Kiralama²	2.803% due 03/26/2018	$750,000	$738,788	Turkey	5.6%
Perusahaan Penerbit SBSN III²	6.125% due 03/15/2019	500,000	546,250	Indonesia	4.1%
RAK Capital³	3.094% due 03/31/2025	1,000,000	949,186	United Arab Emirates	7.2%
Sharjah Sukuk Ltd³	3.764% due 09/17/2024	750,000	743,475	United Arab Emirates	5.6%
SOQ Sukuk A Q.S.C³	3.241% due 01/18/2023	500,000	509,875	Qatar	3.9%

		3,500,000	3,487,574		26.4%

Total investments	(Cost = $9,081,573)	$9,000,000	9,016,541		68.3%
Other assets (net of liabilities)			4,183,077		31.7%
Total net assets			$13,199,618		100.0%

¹ Country of domicile

² Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 29, 2016, the net value of these securities was $3,299,498, representing 25.0% of net assets.

³ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 29, 2016, the aggregate value of these securities was $5,717,043, representing 43.3% of net assets.

Organization:

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust ("Prior Trust") organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016, in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Income Fund
Common Stocks¹	$1,183,908,286	$ –	$ –	$1,183,908,286
Total Assets	$1,183,908,286	$ –	$ –	$1,183,908,286

Growth Fund
Common Stocks¹	$1,622,662,231	$ –	$ –	$1,622,662,231
Total Assets	$1,622,662,231	$ –	$ –	$1,622,662,231

Developing World Fund
Common Stocks
Communications	$1,824,130	$526,520	$ –	$2,350,650
Consumer Discretionary	$1,493,640	$1,732,000	$ –	$3,225,640
Consumer Staples	$2,112,174	$1,330,334	$ –	$3,442,508
Energy	$346,830	$366,310	$ –	$713,140
Financials	$ –	$1,154,960	$ –	$1,154,960
Health Care	$1,354,040	$2,983,767	$ –	$4,337,807
Industrials	$531,115	$478,625	$ –	$1,009,740
Technology	$948,060	$333,423	$ –	$1,281,483
Utilities	$126,400	$1,839,798	$ –	$1,966,198
Total Common Stocks	$8,736,389	$10,745,737	$ –	$19,482,126
Warrants	$ –	$5,232	$ –	$5,232
Total Assets	$8,736,389	$10,750,969	$ –	$19,487,358

Participation Fund
Corporate Sukuk	$ –	$5,528,967	$ –	$5,528,967
Government Sukuk	$ –	$3,487,574	$ –	$3,487,574
Total Assets	$ –	$9,016,541	$ –	$9,016,541

¹ See Schedule of Investments for industry breakout.

During the period ended February 29, 2016, no Fund had transfers between Level 1 and Level 2.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended February 29, 2016, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set excercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 29, 2016, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$5,232
	Total	$5,232

Statement of Operations effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gains	Unrealized Gains
Warrants	$ –	$(1,335)
Total	$ –	$(1,335)

Federal Income Taxes:

The cost basis of investments for federal income tax purposes at February 29, 2016, was as follows:

	Income Fund	Growth Fund
Cost of investments	$617,814,762	$742,247,683
Gross tax unrealized appreciation	$570,455,822	$885,118,473
Gross tax unrealized depreciation	$(4,362,298)	$(4,703,925)
Net tax unrealized appreciation depreciation)	$566,093,524	$880,414,548

	Developing World Fund	Participation Fund
Cost of investments	$19,151,658	$9,081,573
Gross tax unrealized appreciation	$2,661,172	$8,733
Gross tax unrealized depreciation	$(2,325,472)	$(73,765)
Net tax unrealized appreciation depreciation)	$335,700	$(65,032)

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 29, 2016

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 29, 2016